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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-05099


                   	  Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Cash Reserves Fund
Schedule of Investments  9/30/10

Shares   Floating                                                   Value
	   Rate
              CORPORATE BONDS - 4.1 %
              Banks - 3.1 %
              Diversified Banks - 3.0 %
10,400,00 0.63 BNP Paribas, FRN, 2/11/11                          $10,400,229
3,550,000     Rabobank Nederland NV, 0.51%, 8/16/14               3,549,600
2,990,000 0.30 Westpac Banking Corp., FRN, 3/2/11                  2,990,000
              Total Banks                                        $16,939,829
              Diversified Financials - 1.0 %
              Diversified Finance Services - 1.0 %
5,809,000     General Electric Capital Corp., 0.59363%, 10/6/10  $5,809,231
              Total Diversified Financials                       $5,809,231
              TOTAL CORPORATE BONDS
              (Cost  $22,749,060)                                $22,749,060
              U.S. GOVERNMENT
              AGENCY OBLIGATIONS - 23.7
1,885,00 0.51 Federal Farm Credit Bank, FRN, 11/4/10             $1,885,456
2,180,00 0.75 Federal Farm Credit Bank, FRN, 5/12/11              2,185,404
3,700,000     Federal Home Loan Banks, 0.2%, 5/6/11               3,698,883
7,305,000     Federal Home Loan Banks, 0.24%, 5/6/11              7,303,470
3,335,00 0.29 Federal Home Loan Banks, FRN, 5/27/11               3,335,000
12,208,000    Federal Home Loan Mortgage Corp., 0.34969%, 4/1/11  12,216,502
2,805,000 0.33 Federal Home Loan Mortgage Corp., FRN, 11/7/11      2,806,251
6,040,000 0.33 Federal Home Loan Mortgage Corp., FRN, 2/14/11      6,042,744
6,990,000 0.70 Federal National Mortgage Association, FRN, 10/22/1 6,990,413
4,210,000     U.S. Treasury Bills, 0.1545%, 2/3/11                4,207,771
15,375,000    U.S. Treasury Bills, 0.362%, 1/13/11                15,363,363
19,650,000    U.S. Treasury Bills, 0.1505%, 12/23/10              19,643,182
13,995,000    U.S. Treasury Bills, 0.18%, 3/3/11                  13,984,443
20,540,000    U.S. Treasury Bills, 0.2%, 1/6/11                   20,531,142
11,110,000    U.S. Treasury Bills, 0.1495%, 12/30/10              11,105,695
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (Cost $131,299,719)                                $131,299,719
              MUNICIPAL BONDS - 17.6 %
              Municipal  Airport - 1.2 %
6,510,000 0.30 Metropolitan Washington Airport, FRN, 10/1/39      $6,510,000
              Municipal  Development - 3.9 %
17,665,00 0.27 Jackson County Mississippi, FRN, 6/1/23            $17,665,000
4,190,000 0.27 Mississippi Business Finance Corp. Gulf Oppty., FRN 4,190,000
                                                                 $21,855,000
              Municipal  Ed. - 0.2 %
900,000  0.50 Illinois Financial Auth. Rev., FRN, 9/1/41         $ 900,000
              Municipal  Higher Ed. - 5.3 %
2,000,000     Connecticut State Health Auth., 0.18%, 7,1/36      $2,000,000
2,785,000 0.21 Connecticut State Health Auth., FRN, 7/1/36         2,785,000
3,420,000 0.26 District of Columbia, Floating Rate Loan, 4/1/41    3,420,000
6,525,000 0.24 Maryland State Health & Higher Ed. Facs. Auth. Rev. 6,525,000
4,155,000     Syracuse Industrial Sales, 0.15%, 12/1/35           4,155,000
9,690,000 0.29 University of Minnesota, FRN, 12/1/36               9,690,000
670,000  0.24 Wisconsin State Health & Edl. Facilities, FRN, 12/1  670,000
                                                                 $29,245,000
              Municipal  Medical - 1.5 %
900,000  0.18 Harris County Cultural Ed. Facilities Finance Corp.$ 900,000
5,665,000 0.27 Illinois Finance Auth., FRN, 7/1/32                 5,665,000
1,880,000 0.26 Oregon State Facilities Auth., FRN, 5/1/47          1,880,000
                                                                 $8,445,000
              Municipal  Pollution - 1.4 %
7,670,000 0.14 Lincoln County Wyoming Pollutant Control, FRN, 11/1$7,670,000
              Municipal Utilities - 1.5 %
4,205,000 0.31 Gainesville Florida Utilities, FRN, 10/1/38        $4,205,000
3,926,000 0.32 Southeast Alabama Gas District, FRN, 8/1/2027       3,926,000
                                                                 $8,131,000
              Municipal Water - 2.6 %
2,600,000 0.25 Boston Massachusetts Water & Sewer Comm. Rev., FRN,$2,600,000
2,170,000 0.30 County of King Washington, FRN, 1/1/40              2,170,000
9,790,000 0.30 Texas Water Development Board, FRN, 7/15/19         9,790,000
                                                                 $14,560,000
              TOTAL MUNICIPAL BONDS
              (Cost  $97,316,000)                                $97,316,000

              TEMPORARY CASH INVESTMENTS - 49.6 %
              Repurchase Agreement - 26.2 %
34,400,000    Bank of America, Inc., 0.21%, dated 9/30/10, repurchase price of $34,400,000 plus accrued interest on 10/1/10
              collateralized by the following:
              $35,088,000 Federal National Mortgage Association, $34,400,000

13,210,000    Barclays Plc, 0.20%, dated 9/30/10, repurchase
              price of $13,210,000
              plus accrued interest on 10/1/10 collateralized by
              $13,474,200 Government National Mortgage Association, 4.5%,
  		        7/20/40
              Association, 4.5%, 7/20/40                          13,210,000

23,920,000    BNP Paribas SA, 0.25%, dated 9/30/10, repurchase pr
              of $23,920,000 plus accrued interest on 10/1/10 collateralized by the following:
              $18,082,485 Freddie Mac Giant, 5.0%, 3/1/40
              $6,315,915 Federal National Mortgage Association, 5.23,920,000

6,960,000     Deutsche Bank Securities, Inc, 0.28%, dated 9/30/10
              of $26,940,000 plus accrued interest on 10/1/10
              collateralized by $27,478,800
              Federal National Mortgage Association, 5.0% - 7.0%, 26,940,000

26,940,000    Deutsche Bank, 0.23%, dated 9/30/10, repurchase pri
              plus accrued interest on 10/1/10 collateralized by $7,099,215
              U.S. Treasury Notes, 0.75%, 8/15/13                 6,960,000

9,510,000     JPMorgan Securities, Inc., 0.25%, dated 9/30/10,
              repurchase price of $9,510,000
              plus accrued interest on 10/1/10 collateralized by $9,700,000
              Federal National Mortgage Association, 4.0% - 6.0%, 9,510,000

30,440,000    SG Americas Securities LLC, 0.22%, dated 9/30/10, r
              of $30,440,000 plus accrued interest on 10/1/10
              collateralized by the following:
              $11,175,896 Federal National Mortgage Association,
              5.0% - 5.5%, 6/1/23 - 3/1/40
              $9,817,372 Federal National Mortgage Association (ARM),
              2.835% - 3.352%, 4/1/35 - 4/1/36
              $10,055,532 Freddie Mac Giant, 5.0% - 6.0%, 3/1/34 $30,440,000
              Total Repurchase Agreement
              (Cost $145,380,000)                                $145,380,000

              Commercial Paper - 17.1 %
6,920,000     Harvard University, 0.0%, 10/4/10                  $6,919,837
3,270,000     Massachusetts Health & Ed., 0.25%, 12/3/10          3,270,000
2,010,000     Ohio State University, 0.27%, 10/6/10               2,010,000
3,440,000     Ohio State University, 0.25%, 10/1/10               3,440,000
3,420,000     Ohio State University, 0.28%, 10/7/10               3,420,000
3,440,000     Texas A&M University, 0.25%, 10/4/10                3,440,000
2,635,000     University of Minnesota, 0.3%, 11/8/10              2,635,000
4,080,000     University of Texas, 0.24%, 12/2/10                 4,080,000
4,310,000     Vanderbilt University, 0.27%, 1/28/11               4,310,000
2,200,000     Westpac Banking Corp., 0.304%, 10/6/10              2,200,000
6,640,000 0.55 Bank of Nova Scotia/Houston, FRN, 7/6/11            6,635,345
3,430,000     Nordea Bank Finland Plc, 0.48%, 10/25/10            3,430,571
3,470,000     Royal Bank of Canada, 0.47%, 11/23/10               3,470,000
1,335,000 0.27 Royal Bank of Canada, FRN, 10/3/11                  1,335,000
6,935,000 0.26 Royal Bank of Canada, FRN, 11/17/10                 6,935,000
3,735,000 0.85 Royal Bank of Canada, FRN, 8/1/11                   3,737,614
2,820,000     Svenska Handelsbanken, Inc., 0.25%, 10/8/10         2,819,863
1,400,000     Svenska Handelsbanken, Inc., 0.26%, 12/23/10        1,400,032
1,335,000     Svenska Handelsbanken, Inc., 0.27%, 11/18/10        1,335,035
1,395,000     Svenska Handelsbanken, Inc., 0.25%, 12/17/10        1,394,254
3,700,000     Toronto-Dominion Bank, 0.0%, 24/11                  3,698,269
1,990,000     Toronto-Dominion Bank, 0.23%, 3/10/11               1,990,000
3,390,000     Toronto-Dominion Bank of New York, 0.24%, 12/1/10   3,390,000
2,770,000 0.31 Toronto-Dominion Bank of New York, FRN, 5/19/11     2,770,000
3,460,000     State Street Corp., 0.26%, 12/6/10                  3,458,351
600,000       Private Colleges & Universities, 0.28%, 11/1/10      600,000
1,228,000     Nordea North America, Inc., 0.25%, 10/7/10          1,227,955
695,000       Rabobank USA Financial Corp., 0.0%, 10/14/10         694,945
6,860,000     Texas Public Finance Auth., 0.29%, 12/6/10          6,860,000
700,000       Texas Public Finance Auth., 0.29%, 12/6/10           700,000
1,020,000     Danske Corp., 0.0%, 10/4/10                         1,019,979
              Total Commercial Paper
Shares        (Cost  $94,627,050)                                $94,627,050
              TAX EXEMPT MONEY MARKET MUTUAL FUND - 6.3 %
35,250,000    BlackRock Liquidity Fund                           $35,250,000
              TOTAL TAX EXEMPT MONEY MARKET MUTUAL FUND
              (Cost  $35,250,000)                                $35,250,000
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost  $275,257,050)                               $275,257,050
              TOTAL INVESTMENT IN SECURITIES - 95.0 %
              (Cost  $526,621,829) (a)                           $526,621,829
              OTHER ASSETS AND LIABILITIES - 5.0%                $27,749,690
              TOTAL NET ASSETS -100.0 %                          $554,371,519

          NR  Not rated by either S&P or Moody's.

         FRN  Floating Rate Note

         (a) At September 30, 2010, cost for federal income tax purposes was $526,621,829

         (b)  Debt obligation with a variable interest rate.
              Rate shown is rate at end of period.


         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                                Level 1     Level 2    Level 3     Total
Corporate Bonds                   $0      $22,749,060      $0  $22,749,060
Municipal Bonds                   0      131,299,719        0  131,299,719
U.S. Government Obligations       0      97,316,000         0   97,316,000
Commercial Paper		  0      94,627,050         0   94,627,050
Repurchase Aggrements		  0     145,380,000         0  145,380,000
Tax Exempt MMK Mutual Fund   35,250,000       0             0   35,250,000
Total                       $35,250,000  $491,371,829      $0 $526,621,829



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2010

* Print the name and title of each signing officer under his or her signature.